Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities	NOTE 10 – Accounts Payable and Accrued Liabilities

	December 31, 2017	December 31, 2016
	$	$
Accounts payable	636,961	1,286,613
Accrued liabilities	1,005,138	216,081
	1,642,099	1,502,694